Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2016		kr 3,990	kr 96	kr 35		kr (1)	kr 13,016	kr 17,136
Net profit for the year							772	772	[1]
Items to be reclassified to profit or loss
Available-for-sale securities				(33)				(33)
Derivatives in cash-flow hedges			(91)					(91)
Tax on items to be reclassified to profit or loss			20	7				27
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans						(4)		(4)
Tax on items not to be reclassified to profit or loss						1		1
Total other comprehensive income			(71)	(26)		(3)		(100)
Total comprehensive income			(71)	(26)		(3)	772	672	[1]
Dividend							(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[2],[3]	3,990	25	9		(4)	13,554	17,574
Effects of the implementation of IFRS 9	[2]			kr (9)	kr (409)		432	14
Adjusted opening balance of equity		3,990	25		(409)	(4)	13,986	17,588
Net profit for the year							648	648	[1]
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(25)					(25)
Tax on items to be reclassified to profit or loss			6					6
Items not to be reclassified to profit or loss
Own credit risk					374			374
Revaluation of defined benefit plans						(48)		(48)
Tax on items not to be reclassified to profit or loss					(82)	10		(72)
Total other comprehensive income			(19)		292	(38)		235
Total comprehensive income			(19)		292	(38)	648	883	[1]
Dividend							(232)	(232)
Balance at the end of the year at Dec. 31, 2018	[2],[3]	3,990	6		(117)	(42)	14,402	18,239
Net profit for the year							1,027	1,027	[1]
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(8)					(8)
Tax on items to be reclassified to profit or loss			2					2
Items not to be reclassified to profit or loss
Own credit risk					24			24
Revaluation of defined benefit plans						(4)		(4)
Tax on items not to be reclassified to profit or loss					(5)	1		(4)
Total other comprehensive income			(6)		19	(3)		10
Total comprehensive income			kr (6)		19	(3)	1,027	1,037	[1]
Dividend							(194)	(194)
Balance at the end of the year at Dec. 31, 2019	[2],[3]	kr 3,990			kr (98)	kr (45)	kr 15,235	kr 19,082

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	See note 22.
[3]	The entire equity is attributable to the shareholder of the Parent Company.